                                                   FILED PURSUANT TO RULE 497(E)
                                                SECURITIES ACT FILE NO. 33-84762

                       WILMINGTON PRIME MONEY MARKET FUND
                  WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND
                     WILMINGTON TAX EXEMPT MONEY MARKET FUND

                                 Investor Shares

                                of WT Mutual Fund

       SUPPLEMENT DATED JUNE 23, 2006 TO PROSPECTUS DATED NOVEMBER 1, 2005

          The Board of Trustees (the "Board") of WT Mutual Fund (the "Trust") has approved the following changes to the Investor Shares of the Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund and the Wilmington Tax Exempt Money Market Fund (the "Funds"):

          1) Termination of the Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to the Investor Shares of each of the Funds;

          2) Change of the name of the Investor Shares of each Fund to "Institutional Shares;"

          3) Increase of the minimum initial investment in Institutional Shares of each Fund from $1,000 to $5,000,000. The minimum initial investment for shareholders of Institutional Shares on June 23, 2006, trustees, directors, officers and employees of Rodney Square Management Corporation ("RSMC"), the Trust, and Wilmington Trust Company ("Wilmington Trust") and its affiliates, and their respective spouses, parents and children is waived; and

          4) Change of the latest time for calculation of the net asset value per share of each of the Wilmington Prime Money Market Fund and Wilmington U.S. Government Money Market Fund on each day on which both the New York Stock Exchange and the transfer agent are open for business to 5:00 p.m.

               Accordingly, the following changes have been made to the Prospectus dated November 1, 2005:

          o All references to "Investor Shares" are deleted and replaced with "Institutional Shares."

          o On each of pages 5, 6 and 7 of the Prospectus, add the following sentence after the first paragraph:

                    "Prior to June 23, 2006, the Institutional Shares were known as the "Investor Shares" and were subject to a Rule 12b-1 distribution fee. The Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 was terminated for Investor Shares of the Funds on May 25, 2006."

          o On page 8 of the Prospectus, the chart under the heading "ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)" is deleted in its entirety and replaced with the following:

  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):

                                                           U.S.
                                                     Government Money   Tax-Exempt Money
                                       Prime Money        Market             Market
                                       Market Fund         Fund               Fund
                                       -----------   ----------------   ----------------
Management fees                           0.34%           0.37%               0.37%
Distribution (12b-1) fees                 None             None               None
Other expenses(1)                         0.13%           0.15%               0.16%
TOTAL ANNUAL FUND OPERATING EXPENSES      0.47%           0.52%               0.53%

(1) "Other expenses" have been restated to reflect current fees in connection with the Funds' change in investment structure on July 1, 2005 from a master-feeder structure to a stand-alone investment structure that invest directly in portfolio securities.

          o On page 8 of the Prospectus, the chart under the heading "EXAMPLE" and the note under the chart are deleted in their entirety and replaced with the following:

INSTITUTIONAL SHARES                1 Year   3 Years   5 Years   10 Years
--------------------                ------   -------   -------   --------
Prime Money Market Fund              $48      $151      $263       $591
U.S. Government Money Market Fund    $53      $167      $291       $653
Tax-Exempt Money Market Fund         $54      $170      $296       $665

          The above example of Institutional Shares is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.

          o On page 17, under the heading "Pricing of Shares," the second sentence of the second paragraph is replaced in its entirety as follows:

                    "PFPC determines the NAV per share of the Prime Money Market Fund and U.S. Government Money Market Fund as of 2:00 p.m. and 5:00 p.m. Eastern time on each business day."

          o On page 17, under the heading "Purchase of Shares," the second and third sentences of the first paragraph are replaced in their entirety as follows:

                    "The minimum initial investment in Institutional Shares of each Fund is $5,000,000. This minimum initial investment amount has been waived for shareholders of the Funds on June 23, 2006, trustees, directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children."

          o On page 18, the second paragraph under the caption "Additional Information Regarding Purchases", the second, third and fourth sentences are replaced in their entirety as follows:

                    "Orders placed and payments which are received or converted into federal funds after 2:00 p.m. and up to 5:00 p.m. will be accepted at the price determined at 5:00 p.m. In each case, shares purchased on or before 5:00 p.m. will receive the dividend declared on that business day. If your order is placed and payments are received in or converted into federal funds for your account after 5:00 p.m. your shares will begin to accrue dividends on the following business day.

          o On page 19, the chart labeled "WILMINGTON PRIME MONEY MARKET FUND AND WILMINGTON U.S. GOVERNMENT FUND" is replaced in its entirety as follows:

               WILMINGTON PRIME MONEY MARKET FUND AND WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

                      RECEIPT OF REDEMPTION REQUEST BY FUND

                            ON OR BEFORE        AFTER 2:00 P.M.
                              2:00 P.M.       AND UP TO 5:00 P.M.    AFTER 5:00 P.M.
                          -----------------   -------------------   -----------------
On What Day Will My       Same Business Day    Next Business Day    Next Business Day
Redemption Proceeds
Normally Be Wired to My
Account?

Will I Be Eligible to            No                    No                  Yes
Receive the Day's
Dividend?

          o On page 21, the paragraph under the heading "Small Accounts" is replaced in its entirety as follows:

                    "Small Accounts: If the value of your Fund account falls below $2,500,000, the Fund may ask you to increase your balance. If the account value is still below $2,500,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below $2,500,000 solely as a result of a reduction in your account's market value. The minimum account balance for accounts existing on June 23, 2006 is $500. The minimum account balance requirement may be waived for trustees, directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children."

          o On Page 24, the second sentence of the first paragraph under the section entitled "Distribution Arrangements" is replaced in its entirety as follows:

                    "The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares."

          o The section on page 24 entitled "Rule 12b-1 Fees" is deleted in its entirety.

          o On page 24, the paragraph under the heading "Share Classes" is replaced in its entirety as follows:

                    "The Funds issue Institutional and Service Shares. Each class of shares bears a pro rata portion of a Fund's common expenses in addition to expenses directly attributable to that class. Service Shares are offered to investors who use a financial intermediary to process transactions and are subject to a shareholder service fee."

          o On page 26, the next to last paragraph under the section entitled "For More Information" is replaced in its entirety as follows:

                    "The Funds' SAI, annual and semi-reports are accessible, free of charge, on the Funds' internet web-site at http://www.wilmingtontrust.com/funds. Reports and information about the Funds (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC's Internet site at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, D.C., 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090."

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


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